Revenue	12 Months Ended
Aug. 31, 2021
Revenue [abstract]
Revenue
22.	REVENUE
Contract assets and liabilities
The table below provides a reconciliation of the significant changes to the current and long-term portion of contract assets and liabilities balances during the year.

	Contract Assets	Contract Liabilities
August 31, 2019	158	238
Increase in contract assets from revenue recognized during the period	200	–
Contract assets transferred to trade receivables	(170)	–
Contract terminations transferred to trade receivables	(16)	–
Revenue recognized included in contract liabilities at the beginning of the year	–	(231)
Increase in contract liabilities during the period	–	218

August 31, 2020	172	225
Increase in contract assets from revenue recognized during the period	140	–
Contract assets transferred to trade receivables	(171)	–
Contract terminations transferred to trade receivables	(16)	–
Revenue recognized included in contract liabilities at the beginning of the year	–	(219)
Increase in contract liabilities during the period	–	222

August 31, 2021	125	228

	Contract Assets	Contract Liabilities
Current	132	211
Long-term	40	14

Balance as at August 31, 2020	172	225

Current	97	213
Long-term	28	15

Balance as at August 31, 2021	125	228

Deferred commission cost assets
The table below provides a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the year ended August 31, 2021 and 2020. We believe these amounts to be recoverable through the revenue earned from the related contracts. The deferred commission cost assets are presented within other current assets (when they will be amortized into net income within twelve months of the date of the financial statements) or other long-term assets
.

August 31, 2019	94
Additions to deferred commission cost assets	84
Amortization recognized on deferred commission cost assets	(80)

August 31, 2020	98
Additions to deferred commission cost assets	75
Amortization recognized on deferred commission cost assets	(81)

August 31, 2021	92

Current	61
Long-term	37

Balance as at August 31, 2020	98

Current	59
Long-term	33

Balance as at August 31, 2021	92

Commission costs are amortized over a period ranging from 24 to 36 months.
Disaggregation of revenue

	2021 $	2020 $
Services
Wireline – Consumer	3,665	3,683
Wireline – Business	584	567
Wireless	891	815

	5,140	5,065

Equipment and other
Wireless	381	351

	381	351

Intersegment eliminations	(12)	(9)

Total revenu e	5,509	5,407

Remaining performance obligations
The following table includes revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at August 31, 2021:

	Within 1 year	Within 2 years	Within 3 years	Within 4 years	Within 5 years	Thereafter	Total

Wireline	1,583	742	151	77	30	2	2,585

Wireless	348	101	–	–	–	–	449

Total	1,931	843	151	77	30	2	3,034

When estimating minimum transaction prices allocated to the remaining unfilled, or partially unfulfilled, performance obligations, Shaw applied the practical expedient to not disclose information about remaining performance obligations that have original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer. The estimated amounts disclosed are based upon contractual terms and maturities. Revenues recognized based on actual minimum transaction price, and the timing thereof, will differ from these estimates due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.